                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5078
-------------------------------------------------------------------------------

                      MFS GOVERNMENT MARKETS INCOME TRUST
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                      Date of fiscal year end: November 30
-------------------------------------------------------------------------------

                     Date of reporting period: May 31, 2007
-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

                                         MFS(R) GOVERNMENT MARKETS INCOME TRUST

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                               SEMIANNUAL REPORT



                                                                        5/31/07
                                                                        MGF-SEM

MFS(R) GOVERNMENT MARKETS INCOME TRUST

LETTER FROM THE CEO                                          1
--------------------------------------------------------------
PORTFOLIO COMPOSITION                                        2
--------------------------------------------------------------
PORTFOLIO MANAGER'S PROFILE                                  3
--------------------------------------------------------------
PERFORMANCE SUMMARY                                          4
--------------------------------------------------------------
DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN                 6
--------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                     7
--------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                         14
--------------------------------------------------------------
STATEMENT OF OPERATIONS                                     15
--------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                         16
--------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                        17
--------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                               18
--------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM     26
--------------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT               27
--------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                       27
--------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                              27
--------------------------------------------------------------
CONTACT INFORMATION                                 BACK COVER
--------------------------------------------------------------

TRUST OBJECTIVE: The Trust seeks to provide a high level of current income.

New York Stock Exchange Symbol: MGF

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                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
-------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19%. As of mid-May 2007, it had returned another 8% and continued to reach new highs. But the Dow's upward rise has not been without hiccups. After hitting new records in February, the Dow lost 5.8% between February 20 and March 5, as stocks were sold off around the globe. As we have said before, markets are volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and should be cautious about overreacting to short-term volatility.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    July 16, 2007


The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE (i)

              Bonds                                      92.5%
              Cash & Other Net Assets                     7.5%

              FIXED INCOME SECTORS (i)

              Mortgage-Backed Securities                 50.3%
              ------------------------------------------------
              U.S. Government Agencies                   20.6%
              ------------------------------------------------
              U.S. Treasury Securities                   11.8%
              ------------------------------------------------
              Non U.S. Government Bonds                   7.1%
              ------------------------------------------------
              Emerging Market Bonds                       2.2%
              ------------------------------------------------
              Commercial Mortgage-Backed
              Securities                                  0.5%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                        96.1%
              ------------------------------------------------
              AA                                          1.1%
              ------------------------------------------------
              A                                           0.3%
              ------------------------------------------------
              BBB                                         1.7%
              ------------------------------------------------
              BB                                          0.8%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d,i)                       4.3
              ------------------------------------------------
              Average Life (i,m)                      6.3 yrs.
              ------------------------------------------------
              Average Maturity (i,m)                 14.1 yrs.
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (long-term) (a)                   AAA
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (short-term) (a)                  A-1
              ------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre- refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 05/31/07.

Percentages are based on net assets as of 05/31/07, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGER'S PROFILE

Geoffrey L. Schechter, CFA, CPA, is a Senior Vice President of MFS Investment Management (R) (MFS(R)) and a Municipal Fixed Income Portfolio Manager. He also manages several other government bond portfolios for MFS. He joined MFS as a portfolio manager, and was named Senior Vice President in 2002. He has been a portfolio manager of the trust since July 2004. Geoffrey is a graduate of the University of Texas and has an M.B.A. degree from Boston University. He holds the Chartered Financial Analyst (CFA) and Certified Public Accountant
(CPA) designations.

PERFORMANCE SUMMARY THROUGH 5/31/07

All results are historical. Investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than their original cost. More recent returns may be more or less than those shown. Past performance is no guarantee of future results.

PRICE SUMMARY

Six months ended 5/31/07

                                                Date                     Price
------------------------------------------------------------------------------
Net Asset Value                                5/31/07                   $7.14
------------------------------------------------------------------------------
                                              11/30/06                   $7.28
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New York Stock Exchange Price                  5/31/07                   $6.71
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                                                5/8/07  (high) (t)       $6.77
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                                                2/9/07  (low) (t)        $6.48
------------------------------------------------------------------------------
                                              11/30/06                   $6.60
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TOTAL RETURNS VS BENCHMARKS

Six months ended 5/31/07

------------------------------------------------------------------------------
New York Stock Exchange Price (r)                                        4.28%
------------------------------------------------------------------------------
Net Asset Value (r)                                                      0.60%
------------------------------------------------------------------------------
Lehman Brothers U.S. Government/Mortgage Bond Index (f)                  0.83%
------------------------------------------------------------------------------

(f) Source: FactSet Research Systems Inc.
(r) Includes reinvestment of dividends and capital gain distributions.
(t) For the period December 1, 2006 through May 31, 2007.

INDEX DEFINITION

Lehman Brothers U.S. Government/Mortgage Bond Index - measures debt issued by the U.S. Government, and its agencies, as well as mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

The trust's shares may trade at a discount to net asset value. Shareholders do not have the right to cause the trust to repurchase their shares at net asset value. The trust's shares also may trade at a premium to their net asset value.

When trust shares trade at a premium, buyers pay more than the asset value underlying trust shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the trust's liquidation. As a result, the total returns that are calculated based on the net asset value and New York Stock Exchange prices can be different.

The trust's monthly distributions may include a return of capital to shareholders. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder's basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. Returns of shareholder capital have the effect of reducing the trust's assets and may increase the trust's expense ratio.

From time to time the trust may receive proceeds from litigation settlements, without which performance would be lower.

In accordance with Section 23(c) of the Investment Company Act of 1940, the trust hereby gives notice that it may from time to time repurchase shares of the trust in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

The trust offers a Dividend Reinvestment and Cash Purchase Plan that allows you to reinvest either all of the distributions paid by the trust or only the long-term capital gains. Purchases are made at the market price unless that price exceeds the net asset value (the shares are trading at a premium). If the shares are trading at a premium, purchases will be made at a discounted price of either the net asset value or 95% of the market price, whichever is greater. Twice each year you can also buy shares. Investments may be made in any amount over $100 in January and July on the 15th of the month or shortly thereafter.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the plan on your behalf. If the nominee does not offer the plan, you may wish to request that your shares be re-registered in your own name so that you can participate.

There is no service charge to reinvest distributions, nor are there brokerage charges for shares issued directly by the trust. However, when shares are bought on the New York Stock Exchange or otherwise on the open market, each participant pays a pro rata share of the transaction expenses, including commissions. The automatic reinvestment of distributions does not relieve you of any income tax that may be payable (or required to be withheld) on the distributions.

To enroll in or withdraw from the plan, or if you have any questions, call 1-800-637-2304 any business day from 9 a.m. to 5 p.m. Eastern time. Please have available the name of the trust and your account and Social Security numbers. For certain types of registrations, such as corporate accounts, instructions must be submitted in writing. Please call for additional details. When you withdraw from the plan, you can receive the value of the reinvested shares in one of two ways: a check for the value of the full and fractional shares, or a certificate for the full shares and a check for the fractional shares.

Effective May 1, 2007, Computershare Trust Company, N.A. (the Transfer Agent for the trust) became the agent for the plan.

PORTFOLIO OF INVESTMENTS
5/31/07  (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 94.4%
----------------------------------------------------------------------------------------------------------------

U.S. Bonds - 85.3%
----------------------------------------------------------------------------------------------------------------
ISSUER                                                                        SHARES/PAR               VALUE ($)
----------------------------------------------------------------------------------------------------------------
Agency - Other - 7.8%
----------------------------------------------------------------------------------------------------------------
Financing Corp., 10.7%, 2017                                               $   4,095,000            $  5,845,064
Financing Corp., 9.4%, 2018                                                    3,085,000               4,110,414
Financing Corp., 9.8%, 2018                                                    4,350,000               5,944,988
Financing Corp., 10.35%, 2018                                                  6,820,000               9,698,245
Financing Corp., STRIPS, 0%, 2017                                              5,000,000               2,884,490
                                                                                                    ------------
                                                                                                    $ 28,483,201
----------------------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 0.5%
----------------------------------------------------------------------------------------------------------------
Prudential Securities Secured Financing Corp., FRN, 7.3257%, 2013 (z)      $   1,819,000            $  1,902,156
----------------------------------------------------------------------------------------------------------------
Mortgage Backed - 50.1%
----------------------------------------------------------------------------------------------------------------
Fannie Mae, 7.031%, 2007                                                   $     212,913            $    213,002
Fannie Mae, 5.78%, 2008                                                          894,969                 894,333
Fannie Mae, 4.79%, 2012                                                        3,522,804               3,413,455
Fannie Mae, 4.543%, 2013                                                         846,677                 816,033
Fannie Mae, 4.845%, 2013                                                       1,001,228                 974,656
Fannie Mae, 5%, 2013 - 2027                                                   13,014,401              12,782,837
Fannie Mae, 5.06%, 2013                                                          400,692                 393,771
Fannie Mae, 5.37%, 2013                                                        1,035,652               1,028,835
Fannie Mae, 4.545%, 2014                                                         945,534                 906,372
Fannie Mae, 4.6%, 2014                                                           481,638                 459,969
Fannie Mae, 4.666%, 2014                                                       2,919,258               2,817,050
Fannie Mae, 4.77%, 2014                                                          491,383                 474,446
Fannie Mae, 4.839%, 2014                                                       3,266,389               3,178,320
Fannie Mae, 4.871%, 2014                                                       1,799,630               1,759,101
Fannie Mae, 4.88%, 2014 - 2020                                                   758,011                 738,597
Fannie Mae, 5.1%, 2014                                                           525,089                 513,181
Fannie Mae, 4.56%, 2015                                                          621,841                 589,432
Fannie Mae, 4.62%, 2015                                                          691,778                 658,337
Fannie Mae, 4.665%, 2015                                                         419,465                 399,885
Fannie Mae, 4.69%, 2015                                                          342,851                 327,462
Fannie Mae, 4.7%, 2015                                                           481,209                 459,690
Fannie Mae, 4.74%, 2015                                                          389,539                 374,384
Fannie Mae, 4.78%, 2015                                                          546,048                 523,183
Fannie Mae, 4.815%, 2015                                                         543,000                 523,818
Fannie Mae, 4.82%, 2015                                                        1,459,998               1,407,845
Fannie Mae, 4.85%, 2015                                                          342,686                 330,341
Fannie Mae, 4.87%, 2015                                                          363,226                 350,348
Fannie Mae, 4.89%, 2015                                                          406,968                 393,114
Fannie Mae, 4.925%, 2015                                                       1,346,857               1,314,366
Fannie Mae, 5.471%, 2015                                                         945,096                 952,510
Fannie Mae, 5.09%, 2016                                                          500,000                 485,578
Fannie Mae, 5.424%, 2016                                                         800,852                 804,887
Fannie Mae, 5.845%, 2016                                                         506,748                 513,821
Fannie Mae, 6.5%, 2016 - 2036                                                  8,349,556               8,548,699
Fannie Mae, 5.05%, 2017                                                          525,300                 508,630
Fannie Mae, 5.5%, 2017 - 2035                                                 62,581,565              61,347,602
Fannie Mae, 6%, 2017 - 2037                                                   16,321,935              16,395,151
Fannie Mae, 4.5%, 2019                                                        13,997,799              13,414,702
Freddie Mac, 4.5%, 2013 - 2021                                                 2,070,792               2,054,441
Freddie Mac, 4.375%, 2015                                                      1,807,781               1,758,988
Freddie Mac, 5%, 2016 - 2027                                                  13,170,799              13,048,580
Freddie Mac, 6%, 2021 - 2036                                                   2,988,078               2,992,941
Freddie Mac, 4%, 2024                                                            847,398                 831,326
Freddie Mac, 5.5%, 2024 - 2035                                                10,984,672              10,765,138
Freddie Mac, 6.5%, 2037                                                        3,151,251               3,202,897
Ginnie Mae, 5.5%, 2033                                                         7,254,129               7,140,740
                                                                                                    ------------
                                                                                                    $183,782,794
----------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 12.5%
----------------------------------------------------------------------------------------------------------------
Aid-Egypt, 4.45%, 2015                                                     $   1,755,000            $  1,668,373
Fannie Mae, 4.625%, 2013                                                         736,000                 712,331
Farmer Mac, 5.5%, 2011 (n)                                                     3,010,000               3,035,853
Federal Home Loan Bank, 4.625%, 2008                                           9,090,000               9,048,541
Freddie Mac, 4.2%, 2007                                                        4,358,000               4,335,151
Overseas Private Investment Corp., 0%, 2007                                    1,056,227               1,144,929
Small Business Administration, 8.875%, 2011                                      134,756                 137,635
Small Business Administration, 6.34%, 2021                                       970,246                 994,775
Small Business Administration, 6.35%, 2021                                     1,134,630               1,163,329
Small Business Administration, 6.44%, 2021                                     1,086,442               1,115,978
Small Business Administration, 6.625%, 2021                                    1,184,926               1,223,567
Small Business Administration, 4.98%, 2023                                       797,316                 778,415
Small Business Administration, 4.34%, 2024                                     1,168,000               1,089,519
Small Business Administration, 4.72%, 2024                                     2,089,694               2,009,249
Small Business Administration, 4.77%, 2024                                     1,955,662               1,878,914
Small Business Administration, 4.86%, 2024 - 2025                              2,499,325               2,406,190
Small Business Administration, 4.87%, 2024                                     1,396,376               1,346,229
Small Business Administration, 5.52%, 2024                                     1,283,162               1,289,457
Small Business Administration, 4.76%, 2025                                     2,011,992               1,906,206
Small Business Administration, 5.11%, 2025                                     1,233,793               1,210,288
U.S. Department of Housing & Urban Development, 6.36%, 2016                    1,580,000               1,616,323
U.S. Department of Housing & Urban Development, 6.59%, 2016                    5,612,000               5,675,663
                                                                                                    ------------
                                                                                                    $ 45,786,915
----------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 14.4%
----------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 8.75%, 2017                                           $   6,100,000            $  7,908,077
U.S. Treasury Bonds, 0%, 2027                                                  3,064,000               1,085,011
U.S. Treasury Bonds, 4.5%, 2036                                                6,301,000               5,800,367
U.S. Treasury Bonds, STRIPS, 0%, 2021                                          4,547,000               2,167,973
U.S. Treasury Notes, 6.5%, 2010 (f)                                           12,594,000              13,102,684
U.S. Treasury Notes, 10.375%, 2012                                             8,400,000               8,593,595
U.S. Treasury Notes, 12%, 2013                                                 3,036,000               3,284,336
U.S. Treasury Notes, 4.25%, 2015                                               4,400,000               4,207,500
U.S. Treasury Notes, TIPS, 3.875%, 2009                                        2,748,909               2,803,244
U.S. Treasury Notes, TIPS, 2.375%, 2017                                        3,775,725               3,727,939
                                                                                                    ------------
                                                                                                    $ 52,680,726
----------------------------------------------------------------------------------------------------------------
TOTAL U.S. BONDS                                                                                    $312,635,792
----------------------------------------------------------------------------------------------------------------
Foreign Bonds - 9.1%
----------------------------------------------------------------------------------------------------------------
Australia - 0.0%
----------------------------------------------------------------------------------------------------------------
Commonwealth of Australia, 6%, 2017                                      AUD     155,000            $    128,163
----------------------------------------------------------------------------------------------------------------
Austria - 0.4%
----------------------------------------------------------------------------------------------------------------
Republic of Austria, 4.65%, 2018                                         EUR   1,201,000            $  1,639,978
----------------------------------------------------------------------------------------------------------------
Brazil - 0.0%
----------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 8%, 2018                                    $     102,000            $    113,934
----------------------------------------------------------------------------------------------------------------
Canada - 0.2%
----------------------------------------------------------------------------------------------------------------
Canada Housing Trust, 4.6%, 2011                                         CAD     179,000            $    166,991
Government of Canada, 5.5%, 2009                                         CAD     356,000                 338,687
Government of Canada, 4.5%, 2015                                         CAD      60,000                  56,152
Government of Canada, 8%, 2023                                           CAD      36,000                  47,146
Government of Canada, 5.75%, 2033                                        CAD      66,000                  74,674
                                                                                                    ------------
                                                                                                    $    683,650
----------------------------------------------------------------------------------------------------------------
Chile - 0.4%
----------------------------------------------------------------------------------------------------------------
HQI Transelec Chile S.A., 7.875%, 2011                                     $     314,000            $    332,782
Republic of Chile, FRN, 5.755%, 2008                                           1,057,000               1,058,057
                                                                                                    ------------
                                                                                                    $  1,390,839
----------------------------------------------------------------------------------------------------------------
Denmark - 0.1%
----------------------------------------------------------------------------------------------------------------
Kingdom of Denmark, 4%, 2015                                             DKK   1,771,000            $    309,983
----------------------------------------------------------------------------------------------------------------
Egypt - 0.0%
----------------------------------------------------------------------------------------------------------------
Petroleum Export/Cayman, 5.265%, 2011 (n)                                  $      85,981            $     83,461
----------------------------------------------------------------------------------------------------------------
France - 0.8%
----------------------------------------------------------------------------------------------------------------
Republic of France, 4.75%, 2012                                          EUR     349,000            $    476,596
Republic of France, 5%, 2016                                             EUR     585,000                 819,988
Republic of France, 6%, 2025                                             EUR     235,000                 371,563
Republic of France, 4.75%, 2035                                          EUR     962,000               1,328,920
                                                                                                    ------------
                                                                                                    $  2,997,067
----------------------------------------------------------------------------------------------------------------
Germany - 1.3%
----------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 5.25%, 2010                                 EUR     913,000            $  1,257,226
Federal Republic of Germany, 3.75%, 2015                                 EUR     459,000                 591,451
Federal Republic of Germany, 6.25%, 2030                                 EUR     707,000               1,172,556
KfW Bankengruppe, 1.35%, 2014                                            JPY 199,000,000               1,615,674
                                                                                                    ------------
                                                                                                    $  4,636,907
----------------------------------------------------------------------------------------------------------------
Ireland - 0.6%
----------------------------------------------------------------------------------------------------------------
Republic of Ireland, 3.25%, 2009                                         EUR     721,000            $    950,057
Republic of Ireland, 4.6%, 2016                                          EUR     940,000               1,279,178
                                                                                                    ------------
                                                                                                    $  2,229,235
----------------------------------------------------------------------------------------------------------------
Japan - 1.8%
----------------------------------------------------------------------------------------------------------------
Development Bank of Japan, 1.75%, 2010                                   JPY  84,000,000            $    702,813
Development Bank of Japan, 1.4%, 2012                                    JPY 126,000,000               1,038,289
Development Bank of Japan, 1.05%, 2023                                   JPY 178,000,000               1,249,890
Development Bank of Japan, 2.3%, 2026                                    JPY  60,000,000                 501,843
Japan Finance Corp. for Municipal Enterprises, 1.55%, 2012               JPY 126,000,000               1,047,782
Japan Finance Corp. for Municipal Enterprises, 2%, 2016                  JPY 230,000,000               1,931,146
                                                                                                    ------------
                                                                                                    $  6,471,763
----------------------------------------------------------------------------------------------------------------
Malaysia - 0.1%
----------------------------------------------------------------------------------------------------------------
Petronas Capital Ltd., 7.875%, 2022                                        $     433,000            $    522,440
----------------------------------------------------------------------------------------------------------------
Mexico - 0.7%
----------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 9.375%, 2008                           $   1,072,000            $  1,134,712
United Mexican States, 8.3%, 2031                                                128,000                 167,040
United Mexican States, 6.75%, 2034                                             1,164,000               1,295,532
                                                                                                    ------------
                                                                                                    $  2,597,284
----------------------------------------------------------------------------------------------------------------
Netherlands - 0.9%
----------------------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 3.75%, 2009                                      EUR   1,693,000            $  2,248,000
Kingdom of Netherlands, 3.75%, 2014                                      EUR     487,000                 628,671
Kingdom of Netherlands, 4%, 2016                                         EUR     359,000                 467,207
                                                                                                    ------------
                                                                                                    $  3,343,878
----------------------------------------------------------------------------------------------------------------
Panama - 0.3%
----------------------------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2029                                           $     677,000            $    921,397
----------------------------------------------------------------------------------------------------------------
Russia - 0.4%
----------------------------------------------------------------------------------------------------------------
Russian Federation, 3%, 2008                                               $   1,474,000            $  1,439,066
----------------------------------------------------------------------------------------------------------------
South Africa - 0.2%
----------------------------------------------------------------------------------------------------------------
Republic of South Africa, 5.875%, 2022                                     $     855,000            $    859,275
----------------------------------------------------------------------------------------------------------------
Spain - 0.5%
----------------------------------------------------------------------------------------------------------------
Kingdom of Spain, 5.35%, 2011                                            EUR   1,250,000            $  1,741,600
----------------------------------------------------------------------------------------------------------------
United Kingdom - 0.4%
----------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 8%, 2015                                        GBP     133,000            $    311,025
United Kingdom Treasury, 8%, 2021                                        GBP     146,000                 371,051
United Kingdom Treasury, 4.25%, 2036                                     GBP     367,000                 682,252
                                                                                                    ------------
                                                                                                    $  1,364,328
----------------------------------------------------------------------------------------------------------------
TOTAL FOREIGN BONDS                                                                                 $ 33,474,248
----------------------------------------------------------------------------------------------------------------
TOTAL BONDS (IDENTIFIED COST, $352,601,087)                                                         $346,110,040
----------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 6.2%
----------------------------------------------------------------------------------------------------------------
Merrill Lynch, 5.31%, dated 5/31/07, due 6/01/07, total to be received $22,912,379 (secured by various U.S. Treasury and
Federal Agency obligations and Mortgage Backed securities in a
jointly traded account), at Cost                                           $  22,909,000            $ 22,909,000
----------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (IDENTIFIED COST, $375,510,087) (k)                                               $369,019,040
----------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (0.6)%                                                               (2,249,380)
----------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                 $366,769,660
----------------------------------------------------------------------------------------------------------------

(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(k) As of May 31, 2007, the trust held securities fair valued in accordance with the policies adopted by the
    Board of Trustees, aggregating $346,110,040 and 93.79% of market value. An independent pricing service provided an evaluated bid for 93.65% of the market value.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $3,119,314, representing
    0.9% of net assets.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The trust holds the following restricted securities:

                                                                                       CURRENT
                                                    ACQUISITION     ACQUISITION        MARKET         TOTAL % OF
RESTRICTED SECURITIES                                   DATE            COST            VALUE         NET ASSETS
----------------------------------------------------------------------------------------------------------------
Prudential Securities Secured Financial Corp.,
FRN, 7.3257%, 2013                                    12/6/04        $2,019,445      $1,902,156          0.5%

The following abbreviations are used in this report and are defined:
FRN      Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
STRIPS   Separate Trading of Registered Interest and Principal of Securities
TIPS     Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S.
dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD      Australian Dollar
CAD      Canadian Dollar
CHF      Swiss Franc
DKK      Danish Krone
EUR      Euro
GBP      British Pound
JPY      Japanese Yen

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AT 5/31/07
Appreciation and Depreciation in the table below are reported by currency.

                                                                                                      NET
                                                                                                  UNREALIZED
                                CONTRACTS TO       SETTLEMENT    IN EXCHANGE      CONTRACTS      APPRECIATION
TYPE             CURRENCY     DELIVER/RECEIVE      DATE RANGE        FOR           AT VALUE     (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------
APPRECIATION
--------------------------------------------------------------------------------------------------------------
BUY                AUD               147,843        6/04/07     $   121,533      $   122,424         $     891
BUY                CAD                32,535        7/23/07          30,340           30,469               129
BUY                CHF             1,123,181        8/03/07         920,376          921,550             1,174
SELL               EUR             1,361,962        6/20/07       1,855,948        1,833,812            22,136
SELL               GBP             1,503,747        6/20/07       3,014,140        2,976,313            37,827
                                                                                                     ---------
                                                                                                     $  62,157
                                                                                                     =========

DEPRECIATION
--------------------------------------------------------------------------------------------------------------

BUY                AUD             2,626,829        6/04/07     $ 2,183,151      $ 2,175,180         $  (7,971)
SELL               AUD             2,922,515        6/04/07-      2,400,692        2,419,831           (19,139)
                                                    8/03/07
SELL               CAD               747,846        7/23/07         690,921          700,358            (9,437)
BUY                CHF             1,123,181        6/04/07         927,974          917,006           (10,968)
SELL               CHF             1,123,181        6/04/07         915,910          917,006            (1,096)
BUY                DKK               218,825        6/13/07          40,000           39,542              (458)
SELL               DKK             2,004,314        6/13/07         361,724          362,183              (459)
BUY                EUR               200,000        6/20/07         272,683          269,290            (3,393)
SELL               EUR            11,416,400        6/20/07      15,244,090       15,371,602          (127,512)
BUY                GBP               795,218        6/20/07       1,594,204        1,573,946           (20,258)
BUY                JPY           138,371,307        6/20/07-      1,156,034        1,140,717           (15,317)
                                                                                                     ---------
                                                                                                     $(216,008)
                                                                                                     =========

At May 31, 2007, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net receivable of $109,955 with Merrill Lynch International Bank.

FUTURES CONTRACTS OUTSTANDING AT 5/31/07

                                                                                                  UNREALIZED
                                                                                 EXPIRATION      APPRECIATION
DESCRIPTION                                     CONTRACTS          VALUE            DATE        (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------
U.S. Treasury Note 5 yr (Short)                    54           $5,639,625         Sep-07           $17,609
U.S. Treasury Bond (Short)                         59            6,438,375         Sep-07             8,090
U.S. Treasury Note 10 yr (Long)                    21            2,233,875         Sep-07            (6,636)
--------------------------------------------------------------------------------------------------------------
                                                                                                    $19,063
                                                                                                    =======

At May 31, 2007, the trust had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
At 5/31/07  (unaudited)

This statement represents your trust's balance sheet, which details the assets and liabilities comprising the total value of the trust.


ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $375,510,087)               $369,019,040
Cash                                                                       4,314
Receivable for forward foreign currency exchange contracts                62,157
Receivable for forward foreign currency exchange contracts
subject to master netting agreements                                     109,955
Receivable for daily variation margin on open futures contracts            2,766
Receivable for investments sold                                        1,184,588
Interest receivable                                                    3,124,689
Other assets                                                              50,006
------------------------------------------------------------------------------------------------------
Total assets                                                                              $373,557,515
------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Distributions payable                                                    $73,230
Payable for forward foreign currency exchange contracts                  216,008
Payable for investments purchased                                      6,128,002
Payable to affiliates
  Management fee                                                          10,681
  Transfer agent and dividend disbursing costs                            42,140
  Administrative services fee                                                400
Payable for independent trustees' compensation                           177,637
Accrued expenses and other liabilities                                   139,757
------------------------------------------------------------------------------------------------------
Total liabilities                                                                           $6,787,855
------------------------------------------------------------------------------------------------------
Net assets                                                                                $366,769,660
------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
------------------------------------------------------------------------------------------------------
Paid-in capital                                                     $401,546,887
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies           (6,507,256)
Accumulated net realized gain (loss) on investments and foreign
currency transactions                                                (28,577,097)
Undistributed net investment income                                      307,126
------------------------------------------------------------------------------------------------------
Net assets                                                                                $366,769,660
------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding (56,436,886 issued,
less 5,104,331 treasury shares)                                                             51,332,555
------------------------------------------------------------------------------------------------------
Net asset value per share (net assets of $366,769,660/51,332,555
shares of beneficial interest outstanding)                                                       $7.14
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS
At 5/31/07  (unaudited)

This statement describes how much your trust earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by trust operations.


NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Income
  Interest                                                                                   $9,535,927
  Foreign taxes withheld                                                                           (448)
-------------------------------------------------------------------------------------------------------
Total investment income                                                                      $9,535,479
-------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                        $1,142,033
  Transfer agent and dividend disbursing costs                              65,139
  Administrative services fee                                               36,672
  Independent trustees' compensation                                        40,598
  Custodian fee                                                             59,930
  Shareholder communications                                                36,001
  Auditing fees                                                             31,154
  Legal fees                                                                 3,820
  Miscellaneous                                                             40,967
-------------------------------------------------------------------------------------------------------
Total expenses                                                                               $1,456,314
-------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                      (1,961)
  Reduction of expenses by investment adviser                                 (926)
-------------------------------------------------------------------------------------------------------
Net expenses                                                                                 $1,453,427
-------------------------------------------------------------------------------------------------------
Net investment income                                                                        $8,082,052
-------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                 $192,671
  Futures contracts                                                        264,436
  Foreign currency transactions                                           (816,116)
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and
foreign currency transactions                                                                 $(359,009)
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                          $(7,004,999)
  Futures contracts                                                         45,023
  Translation of assets and liabilities in foreign currencies            1,177,002
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and
foreign currency translation                                                                $(5,782,974)
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                            $(6,141,983)
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                         $1,940,069
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                             SIX MONTHS ENDED               YEAR ENDED
                                                                      5/31/07                 11/30/06
                                                                  (UNAUDITED)
CHANGE IN NET ASSETS

FROM OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income                                              $8,082,052              $15,920,038
Net realized gain (loss) on investments and
foreign currency transactions                                        (359,009)              (1,841,399)
Net unrealized gain (loss) on investments and
foreign currency translation                                       (5,782,974)               4,024,134
------------------------------------------------------------------------------------------------------
Change in net assets from operations                               $1,940,069              $18,102,773
------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
From net investment income                                        $(8,675,165)            $(18,296,971)
------------------------------------------------------------------------------------------------------
Change in net assets from trust share transactions                        $--              $(5,014,933)
------------------------------------------------------------------------------------------------------
Total change in net assets                                        $(6,735,096)             $(5,209,131)
------------------------------------------------------------------------------------------------------

NET ASSETS
------------------------------------------------------------------------------------------------------
At beginning of period                                            373,504,756              378,713,887
At end of period (including undistributed net investment
income of $307,126 and $900,239, respectively)                   $366,769,660             $373,504,756
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the trust's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single trust share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the trust share class (assuming reinvestment of all distributions) held for the entire period.

                                      SIX MONTHS                                        YEARS ENDED 11/30
                                           ENDED         ------------------------------------------------------------------------
                                         5/31/07                2006            2005            2004           2003          2002
                                     (UNAUDITED)
Net asset value, beginning of period       $7.28               $7.27           $7.43           $7.44          $7.49         $7.32
---------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                $0.16               $0.31           $0.31           $0.31          $0.26         $0.37
  Net realized and unrealized gain (loss)
  on investments and foreign currency      (0.13)               0.04           (0.17)          (0.02)          0.02          0.20
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations           $0.03               $0.35           $0.14           $0.29          $0.28         $0.57
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income              $(0.17)             $(0.35)         $(0.32)         $(0.33)        $(0.36)       $(0.42)
---------------------------------------------------------------------------------------------------------------------------------
Net increase from repurchase of
capital shares                               $--               $0.01           $0.02           $0.03          $0.03         $0.02
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $7.14               $7.28           $7.27           $7.43          $7.44         $7.49
---------------------------------------------------------------------------------------------------------------------------------
Per share market value, end of period      $6.71               $6.60           $6.39           $6.55          $6.71         $6.77
---------------------------------------------------------------------------------------------------------------------------------
Total return at market value (%)            4.28(n)             9.06            2.36            2.49           4.38          9.31
---------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET
ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)      0.79(a)             0.80            0.83            0.81           0.79          0.87
Expenses after expense reductions (f)       0.79(a)             0.80            0.83            0.81            N/A           N/A
Net investment income                       4.38(a)             4.29            4.20            4.12           3.41          4.98
Portfolio turnover                            12                  26              68              71            108           123
Net assets at end of period
(000 omitted)                           $366,770            $373,505        $378,714        $399,061       $414,095      $433,624
---------------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(n) Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
(unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Government Markets Income Trust (the trust) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end diversified management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The trust can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the trust's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the trust's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the trust's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the trust's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the trust's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the trust, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the trust's financial statements.

REPURCHASE AGREEMENTS - The trust may enter into repurchase agreements with institutions that the trust's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The trust requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the trust to obtain those securities in the event of a default under the repurchase agreement. The trust monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the trust under each such repurchase agreement. The trust and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INFLATION-ADJUSTED DEBT SECURITIES - The trust invests in inflation-adjusted debt securities issued by the U.S. Treasury. The trust may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted by references to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security's original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DERIVATIVE RISK - The trust may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the trust uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include futures contracts and forward foreign currency exchange contracts.

FUTURES CONTRACTS - The trust may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the trust is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the trust each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the trust. Upon entering into such contracts, the trust bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the trust may not achieve the anticipated benefits of the futures contracts and may realize a loss.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The trust may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the trust may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The trust may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the trust may enter into contracts with the intent of changing the relative exposure of the trust's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

INDEMNIFICATIONS - Under the trust's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the trust. Additionally, in the normal course of business, the trust enters into agreements with service providers that may contain indemnification clauses. The trust's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the trust that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations.

FEES PAID INDIRECTLY - The trust's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the trust. This amount, for the six months ended May 31, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The trust intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the trust in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, straddle loss deferrals, and foreign currency transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                                            11/30/06

          Ordinary income (including any short-term
          capital gains)                                 $18,296,971

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 5/31/07
          Cost of investments                           $381,285,986
          ----------------------------------------------------------
          Gross appreciation                              $1,405,768
          Gross depreciation                             (13,672,714)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)    $(12,266,946)

          AS OF 11/30/06
          Undistributed ordinary income                    1,012,110
          Capital loss carryforwards                     (22,831,879)
          Other temporary differences                     (1,323,108)
          Net unrealized appreciation (depreciation)      (4,899,254)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of November 30, 2006, the trust had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

          11/30/07                                      $(11,594,208)
          11/30/08                                        (5,988,179)
          11/30/12                                        (3,637,025)
          11/30/14                                        (1,612,467)
          ----------------------------------------------------------
          Total                                         $(22,831,879)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has evaluated the application of the Interpretation to the trust, and has determined that there is no impact resulting from the adoption of this Interpretation on the trust's financial statements.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The trust has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the trust. The management fee is computed daily and paid monthly at an annual rate of 0.32% of the trust's average daily net assets and 5.33% of gross income. Gross income is calculated based on tax elections that generally include the accretion of discount and exclude the amortization of premium, which may differ from investment income reported in the Statement of Operations. The management fee, from net assets and gross income, incurred for the six months ended May 31, 2007 was equivalent to an annual effective rate of 0.62% of the trust's average daily net assets.

TRANSFER AGENT - Prior to December 18, 2006, MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, received a fee from the trust for its services as registrar and dividend-disbursing agent. Pursuant to a written agreement, the trust paid MFSC an account maintenance fee of no more than $9.00 and a dividend services fee of $0.75 per reinvestment. Effective December 18, 2006, the trust has engaged Computershare Trust Company, N.A. ("Computershare") as the sole transfer agent for the trust. MFSC will continue to monitor and supervise the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended May 31, 2007, these fees paid to MFSC amounted to $18,883. MFSC also receives payment from the trust for out-of-pocket expenses paid by MFSC on behalf of the trust. For the six months ended May 31, 2007, these costs amounted to $20,907.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the trust. Under an administrative services agreement, the trust partially reimburses MFS the costs incurred to provide these services. The trust is charged a fixed amount plus a fee based on calendar year average net assets. The trust's annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended May 31, 2007 was equivalent to an annual effective rate of 0.0199% of the trust's average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The trust pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The trust does not pay compensation directly to trustees or to officers of the trust who are also officers of the investment adviser, all of whom receive remuneration for their services to the trust from MFS. Certain officers and trustees of the trust are officers or directors of MFS and MFSC. The trust has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $4,926. The trust also has an unfunded retirement benefit deferral plan for certain independent trustees which resulted in an expense of $1,626. Both amounts are included in independent trustees' compensation for the six months ended May 31, 2007. The liability for deferred retirement benefits payable to certain independent trustees under both plans amounted to $164,657 at May 31, 2007, and is included in payable for independent trustees' compensation.

DEFERRED TRUSTEE COMPENSATION - Under a Deferred Compensation Plan (the Plan) independent trustees previously were allowed to elect to defer receipt of all or a portion of their annual compensation. Trustees are no longer allowed to defer compensation under the Plan. Amounts previously deferred are treated as though equivalent dollar amounts had been invested in shares of certain MFS funds selected by the trustee. Deferred amounts represent an unsecured obligation of the trust until distributed in accordance with the Plan. Included in other assets and payable for independent trustees' compensation is $12,790 of deferred trustees' compensation.

OTHER - This trust and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended May 31, 2007, the fee paid to Tarantino LLC was $1,433. MFS has agreed to reimburse the trust for a portion of the payments made by the funds to Tarantino LLC in the amount of $926, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                   PURCHASES             SALES

U.S. government securities                       $29,773,359       $24,555,555
Investments (non-U.S. government securities)     $13,434,419       $20,381,176

(5) SHARES OF BENEFICIAL INTEREST

The trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the trust of up to 10% annually of its own shares of beneficial interest. During the six months ended May 31, 2007, the trust did not repurchase any shares. The trust repurchased and retired 782,600 shares of beneficial interest during the year ended November 30, 2006 at an average price per share of $6.41 and a weighted average discount of 10.50% per share. Transactions in trust shares were as follows:

                                   PERIOD ENDED                 YEAR ENDED
                                     5/31/07                     11/30/06
                               SHARES        AMOUNT      SHARES         AMOUNT
  Treasury shares reacquired       --            $--    (782,600)   $(5,014,933)

(6) LINE OF CREDIT

The trust and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the trust and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended May 31, 2007, the trust's commitment fee and interest expense were $1,565 and $922, respectively, and are included in miscellaneous expense on the Statement of Operations.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of MFS Government Markets Income Trust:

We have reviewed the accompanying statement of assets and liabilities of MFS Government Markets Income Trust (the "Trust"), including the portfolio of investments, as of May 31, 2007, and the related statement of operations, changes in net assets, and financial highlights for the six-month period ended May 31, 2007. These interim financial statements and financial highlights are the responsibility of the Trust's management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights referred to above for them to be in conformity with accounting principles generally accepted in the United States of America.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended November 30, 2006, and financial highlights for each of the five years in the period ended November 30, 2006, and in our report dated January 18, 2007, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
July 11, 2007

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the trust's investment advisory agreement is available by clicking on the trust's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The trust will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The trust's Form N-Q may be reviewed and copied at the:

               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The trust's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION AND NUMBER OF SHAREHOLDERS

INVESTOR INFORMATION

Transfer Agent, Registrar and Dividend Disbursing Agent

Call 1-800-637-2304 any business day from 9 a.m. to 5 p.m. Eastern time

Write to:      Computershare Trust Company, N.A.
               P.O. Box 43078
               Providence, RI 02940-3078

Effective December 18, 2006, Computershare Trust Company, N.A. became the Transfer Agent and Registrar and Computershare Shareholder Services, Inc. became the Dividend Disbursing Agent, succeeding MFS Service Center, Inc.

NUMBER OF SHAREHOLDERS

As of May 31, 2007, our records indicate that there are 4,387 registered shareholders and approximately 16,572 shareholders owning trust shares in "street" name, such as through brokers, banks, and other financial intermediaries.

If you are a "street" name shareholder and wish to directly receive our reports, which contain important information about the trust, please write or call:

               Computershare Trust Company, N.A.
               P.O. Box 43078
               Providence, RI 02940-3078
               1-800-637-2304

M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street, Boston, MA 02116

ITEM 2. CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to any element of the Code's definition enumerated in paragraph
(b) of Item 2 of this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.



=====================================================================================================================
                                         MFS GOVERNMENT MARKETS INCOME TRUST
---------------------------------------------------------------------------------------------------------------------
                                                                                                 (D) MAXIMUM NUMBER
                                                                       (C) TOTAL NUMBER OF         (OR APPROXIMATE
                                                                       SHARES PURCHASED AS         DOLLAR VALUE) OF
                                                      (B) AVERAGE       PART OF PUBLICLY         SHARES THAT MAY YET
                             (A) TOTAL NUMBER OF       PRICE PAID        ANNOUNCED PLANS         BE PURCHASED UNDER
PERIOD                        SHARES PURCHASED         PER SHARE           OR PROGRAMS          THE PLANS OR PROGRAMS
=====================================================================================================================
---------------------------------------------------------------------------------------------------------------------
   11/1/06 - 11/30/06                0                   N/A                   N/A                   4,609,276
---------------------------------------------------------------------------------------------------------------------
   12/1/06 - 12/31/06                0                   N/A                   N/A                   4,609,276
---------------------------------------------------------------------------------------------------------------------
    1/1/07 -  1/31/07                0                   N/A                   N/A                   4,609,276
---------------------------------------------------------------------------------------------------------------------
    2/1/07 -  2/28/07                0                   N/A                   N/A                   4,609,276
---------------------------------------------------------------------------------------------------------------------
    3/1/07 -  3/31/07                0                   N/A                   N/A                   5,133,256
---------------------------------------------------------------------------------------------------------------------
    4/1/07 -  4/30/07                0                   N/A                   N/A                   5,133,256
---------------------------------------------------------------------------------------------------------------------
          TOTAL                      0                   N/A                   N/A
---------------------------------------------------------------------------------------------------------------------

Note: The Board of Trustees approves procedures to repurchase Fund shares annually. The notification to shareholders of the program is included in the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of Fund shares that may be repurchased in each annual period (March 1 through the following February 28) to 10% of the Registrant's outstanding shares as of the first day of the plan year (March 1). The aggregate number of Fund shares available for repurchase for the March 1, 2007 plan year is 5,133,256.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C.
    78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference:
    Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS GOVERNMENT MARKETS INCOME TRUST
             ------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: July 11, 2007
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: July 11, 2007
      -------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 11, 2007
      -------------


* Print name and title of each signing officer under his or her signature.